CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income (loss) for the year	$ 1,033,252	$ (543,727)	$ (1,394,512)
Adjustments to reconcile net income to net cash flows provided by operating activities
Allowances deducted from assets	75,912	86,521	129,713
Depreciation of PP&E	998,031	1,185,795	1,348,046
Amortization of intangible assets	116,261	191,432	194,278
Amortization of rights of use assets	198,158	156,150	147,487
Impairment of Goodwill			1,654,398
Disposals of Fixed Assets and consumption of materials	1,684	1,105	32,780
Earnings (losses) from associates and joint ventures	11,474	4,111	(5,553)
Financial results and others	(1,838,304)	610,699	(434,255)
Income tax	409,154	(736,601)	(179,733)
Income tax paid (*)	(7,376)	(11,152)	(68,680)
Net increase in assets	(348,519)	(628,626)	(393,351)
Net increase in liabilities	161,769	1,029,415	420,745
Total cash flows provided by operating activities	811,496	1,345,122	1,451,363
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Payments for PP&E	(348,124)	(574,763)	(795,144)
Payments for intangible asset acquisitions	(46,084)	(434,589)	(35,397)
Payments for acquisition of subsidiary and joint venture, net of cash acquired	(13,863)	(4,915)	(2,759)
Acquisition of call options agreements		(5,435)
Dividends from associates	1,013	2,622	4,170
Proceeds from the sale of PP&E and intangible assets	5,912	2,515	2,428
Compensation received for acquisition of companies	3,199
Proceeds from DFI Liquidations	3,942	52,518
Proceeds from sale of investments not considered as cash and cash equivalents	332,958	304,533	96,372
Payments for investments not considered as cash and cash equivalents	(322,369)	(582,846)	(394,458)
Total cash flows used in investing activities	(383,416)	(1,240,360)	(1,124,788)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from borrowings	1,196,510	845,291	577,871
Payment of borrowings	(1,121,138)	(497,703)	(463,253)
Repurchase of Notes	(26,540)
Payment of DFI, interests and related expenses	(325,365)	(450,710)	(313,379)
Payments of leases liabilities	(91,993)	(96,234)	(103,483)
Transactions with non-controlling interests	(27,491)	(1,285)
Dividends paid to non-controlling interests in subsidiaries	(9,604)	(8,754)	(8,334)
Total cash flows used in financing activities	(405,621)	(209,395)	(310,578)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	22,459	(104,633)	15,997
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	347,930	271,606	262,205
NET FOREIGN EXCHANGE DIFFERENCES AND RECPAM ON CASH AND CASH EQUIVALENTS	(52,070)	180,957	(6,596)
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 318,319	$ 347,930	$ 271,606